Disclosure of detailed information about other warrants, valuation assumptions (Details) - Warrants included in the derivative liability and the finders warrants [Member] - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Expected life	2.25	2.25
Dividends	0.00%	0.00%
Bottom of range [Member]
Statement [Line Items]
Expected volatility	93.00%	86.00%
Risk-free interest rate	0.65%	0.45%
Top of range [Member]
Statement [Line Items]
Expected volatility	99.00%	95.00%
Risk-free interest rate	0.80%	0.80%